Accounts and Notes Receivable - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts and Notes Receivable
Notes receivable pledged as collateral	$ 7.8	$ 2.2
Accounts receivable pledged as collateral	$ 0.0	$ 0.4